Long-term Debt and Capital Lease Obligations	3 Months Ended
Sep. 30, 2014
Notes to Consolidated Financial Statements [Abstract]
Long-term Debt and Capital Lease Obligations

6. Long-Term Debt and Capital Lease Obligations

At September 30, 2014 and December 31, 2013, long-term debt and capital lease obligations consisted of the following:

	September 30, 2014	December 31, 2013

2012 Credit Agreement	$2,977,968	$2,707,145
Senior Notes	4,671,262	4,824,753
Equity-neutral convertible bonds	466,363	-
Euro Notes (1)	35,390	46,545
European Investment Bank Agreements (2)	-	193,074
Accounts receivable facility	257,250	351,250
Capital lease obligations	44,509	24,264
Other	$184,212	$111,259
Long-term debt and capital lease obligations	8,636,954	8,258,290
Less current maturities	(924,166)	(511,370)
Long-term debt and capital lease obligations, less current portion	$7,712,788	$7,746,920

(1) The Euro Notes were fully paid on October 27, 2014.
(2) The remaining two loans under the European Investment Bank Agreements were repaid on their maturity in February 2014.

	September 30, 2014	December 31, 2013

2012 Credit Agreement	$2,977,968	$2,707,145
Senior Notes	4,671,262	4,824,753
Equity-neutral convertible bonds	466,363	-
Euro Notes (1)	35,390	46,545
European Investment Bank Agreements (2)	-	193,074
Accounts receivable facility	257,250	351,250
Capital lease obligations	44,509	24,264
Other	$184,212	$111,259
Long-term debt and capital lease obligations	8,636,954	8,258,290
Less current maturities	(924,166)	(511,370)
Long-term debt and capital lease obligations, less current portion	$7,712,788	$7,746,920

(1) The Euro Notes were fully paid on October 27, 2014.
(2) The remaining two loans under the European Investment Bank Agreements were repaid on their maturity in February 2014.

2012 Credit Agreement

The following table shows the available and outstanding amounts under the 2012 Credit Agreement at September 30, 2014 and at December 31, 2013:

	Maximum Amount Available September 30, 2014		Balance Outstanding September 30, 2014

Revolving Credit USD	$600,000	$600,000	$27,968	$27,968
Revolving Credit EUR	€500,000	$629,150	€-	$-
Term Loan A	$2,350,000	$2,350,000	$2,350,000	$2,350,000
Term Loan A-2	$600,000	$600,000	$600,000	$600,000
		$4,179,150		$2,977,968

	Maximum Amount Available December 31, 2013		Balance Outstanding December 31, 2013

Revolving Credit USD	$600,000	$600,000	$138,190	$138,190
Revolving Credit EUR	€500,000	$689,550	€50,000	$68,955
Term Loan A	$2,500,000	$2,500,000	$2,500,000	$2,500,000
		$3,789,550		$2,707,145

At September 30, 2014 and December 31, 2013, the Company had letters of credit outstanding in the amount of $6,893 and $9,444, respectively, under the revolving credit facility, which are not included above as part of the balance outstanding, but reduce the available borrowings under the revolving credit facility.

Accounts Receivable Facility

The following table shows the available and outstanding amounts under the account receivable facility at September 30, 2014 and at December 31, 2013:

	Maximum Amount Available(1)		Balance Outstanding
	September 30, 2014	December 31, 2013	September 30, 2014	December 31, 2013

Accounts Receivable Facility	$800,000	$800,000	$257,250	$351,250

(1) Subject to availability of sufficient accounts receivable meeting funding criteria.

The Company also had letters of credit outstanding under the accounts receivable facility in the amount of $66,622 as of September 30, 2014 and $65,622 at December 31, 2013. These letters of credit are not included above as part of the balance outstanding at September 30, 2014 and December 31, 2013; however, they reduce available borrowings under the accounts receivable facility.

12. Commitments and Contingencies